RISK MANAGEMENT - Total Market Risk VaR (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)	Dec. 31, 2024 USD ($)
P.A. Wenia
RISK MANAGEMENT
Value at risk			$ 3,800
Market risk
RISK MANAGEMENT
Percentage increase (decrease) in VaR	28.50%
Value at risk	$ 1,213,155	$ 1,697,566
Market risk | P.A. Wenia
RISK MANAGEMENT
Proprietary cryptocurrency portfolio in Wenia			$ 74,300
Market risk | Average
RISK MANAGEMENT
Value at risk	1,266,967	1,439,112
Interest Rate Risk VaR
RISK MANAGEMENT
Value at risk	534,919	540,397
Interest Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	552,803	507,425
Interest Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	499,712	586,194
Interest Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	524,034	433,465
Foreign Exchange Rate Risk VaR
RISK MANAGEMENT
Value at risk	182,077	764,920
Foreign Exchange Rate Risk VaR | Average
RISK MANAGEMENT
Value at risk	282,154	554,900
Foreign Exchange Rate Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	751,796	764,920
Foreign Exchange Rate Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	79,062	364,421
Equity Risk VaR
RISK MANAGEMENT
Value at risk	407,177	360,287
Equity Risk VaR | Average
RISK MANAGEMENT
Value at risk	380,326	351,134
Equity Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	367,615	360,287
Equity Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	375,015	340,363
Fund Risk VaR
RISK MANAGEMENT
Value at risk	88,982	31,962
Fund Risk VaR | Average
RISK MANAGEMENT
Value at risk	51,683	25,653
Fund Risk VaR | Maximum
RISK MANAGEMENT
Value at risk	35,781	31,962
Fund Risk VaR | Minimum
RISK MANAGEMENT
Value at risk	$ 36,608	$ 18,005